Stock Option and Purchase Plans	12 Months Ended
Jun. 29, 2014
Stock Option and Purchase Plans

Stock Option and Purchase Plans

A summary of stock option activity under our stock incentive plan was as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balance at July 3, 2011	297,400	$28.32
Granted	40,000	$26.53
Exercised	(2,600)	$10.92
Expired	(2,000)	$37.58
Balance at July 1, 2012	332,800	$28.19
Granted	40,000	$25.64
Exercised	(55,845)	$13.78
Expired	(41,500)	$52.68
Terminated	(4,000)	$17.59
Balance at June 30, 2013	271,455	$27.19
Granted	40,000	$38.71
Exercised	(92,256)	$29.08
Expired	(22,500)	$58.33
Terminated	(11,457)	$30.61
Balance at June 29, 2014	185,242	$24.73	6.5	$7,655
Exercisable as of:
June 29, 2014	76,699	$16.91	4.3	$3,769
June 30, 2013	139,955	$29.95	4.4	$2,104
July 1, 2012	192,700	$33.69	4.5	$702
Available for grant as of June 29, 2014	126,250

Options granted at a price greater than the market value on the date of grant included in the table above were as follows:

	2014	2013	2012
Shares	40,000	40,000	40,000
Exercise price	$38.71	$25.64	$26.53

A summary of restricted stock activity under our stock incentive plan was as follows:

	Shares	Weighted Average Grant Date Fair Value
Nonvested Balance at July 3, 2011	38,900	$21.19
Granted	20,000	$23.01
Vested	(9,300)	$29.00
Forfeited	(200)	$23.01
Nonvested Balance at July 1, 2012	49,400	$20.45
Granted	24,150	$23.69
Vested	(10,400)	$15.44
Forfeited	(1,900)	$25.49
Nonvested Balance at June 30, 2013	61,250	$22.42
Granted	24,950	$37.29
Vested	(19,350)	$20.40
Forfeited	(3,250)	$27.88
Nonvested Balance at June 29, 2014	63,600	$28.64

We have an Employee Stock Purchase Plan to provide substantially all U.S. full-time associates an opportunity to purchase shares of STRATTEC common stock through payroll deductions. A participant may contribute a maximum of $5,200 per calendar year to the plan. On the last day of each month or if such date is not a trading day on the most recent previous trading day, participant account balances are used to purchase shares of our common stock at the average of the highest and lowest reported sales prices of a share of STRATTEC common stock on the NASDAQ Global Market. A total of 100,000 shares may be issued under the plan. Shares issued from treasury stock under the plan totaled 1,181 at an average price of $49.53 during 2014, 2,000 at an average price of $26.88 during 2013 and 2,406 at an average price of $22.17 during 2012. A total of 70,170 shares remain available for purchase under the plan as of June 29, 2014.